SUPPLEMENTAL GUARANTOR INFORMATION	12 Months Ended
Dec. 31, 2015
SUPPLEMENTAL GUARANTOR INFORMATION
SUPPLEMENTAL GUARANTOR INFORMATION

NOTE 20— SUPPLEMENTAL GUARANTOR INFORMATION

The senior notes are guaranteed by ILG and certain other subsidiaries that are 100% owned directly or indirectly by ILG (collectively, the “Guarantor Subsidiaries”). These guarantees are full and unconditional and joint and several. The guarantees of the Guarantor Subsidiaries are subject to release in limited circumstances only upon the occurrence of certain customary conditions. The indenture governing the senior notes contains covenants that, among other things, limit the ability of Interval Acquisition Corp. (the “Issuer”) and the Guarantor Subsidiaries to pay dividends to us or make distributions, loans or advances to us.

The following tables present condensed consolidating financial information as of December 31, 2015 and 2014 and for the years ended December 31, 2015, 2014 and 2013 for ILG on a stand-alone basis, the Issuer on a stand-alone basis, the combined Guarantor Subsidiaries, the combined non-guarantor subsidiaries of ILG (collectively, the “Non-Guarantor Subsidiaries”) and ILG on a consolidated basis (in thousands).

Balance Sheet as of December 31, 2015	ILG	Interval Acquisition Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Total Eliminations	ILG Consolidated

Current assets	$502	$27	$147,891	$108,959	$—	$257,379
Property and equipment, net	144	—	65,240	26,098	—	91,482
Goodwill and intangible assets, net	—	267,602	427,000	117,178	—	811,780
Investments in subsidiaries	538,860	1,321,242	136,127	—	(1,996,229)	—
Other assets	—	—	102,729	15,737	—	118,466

Total assets	$539,506	$1,588,871	$878,987	$267,972	$(1,996,229)	$1,279,107

Current liabilities	$956	$4,717	$175,147	$31,165	—	$211,985
Other long term liabilities	—	—	163,115	22,188	—	185,303
Long-term debt	—	415,700	(7,871)	7,871	—	415,700
Intercompany liabilities (receivables) / equity	106,556	629,594	(775,495)	39,345	—	—
Redeemable noncontrolling interest	—	—	708	—	—	708
ILG stockholders’ equity	431,994	538,860	1,321,241	136,127	(1,996,229)	431,993
Noncontrolling interests	—	—	2,142	31,276	—	33,418

Total liabilities and equity	$539,506	$1,588,871	$878,987	$267,972	$(1,996,229)	$1,279,107

Balance Sheet as of December 31, 2014	ILG	Interval Acquisition Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Total Eliminations	ILG Consolidated

Current assets	$390	$25	$179,608	$104,950	$—	$284,973
Property and equipment, net	263	—	59,422	26,916	—	86,601
Goodwill and intangible assets, net	—	268,232	438,544	124,349	—	831,125
Investments in subsidiaries	469,397	1,234,916	138,107	—	(1,842,420)	—
Other assets	—	482	103,752	17,069	—	121,303

Total assets	$470,050	$1,503,655	$919,433	$273,284	$(1,842,420)	$1,324,002

Current liabilities	$1,114	$203	$176,152	$36,499	$—	$213,968
Other long term liabilities	—	—	177,230	27,616	—	204,846
Long-term debt	—	484,383	—	—	—	484,383
Intercompany liabilities (receivables) / equity	84,893	549,672	(672,376)	37,811	—	—
Redeemable noncontrolling interest	—	—	457	—	—	457
ILG stockholders’ equity	384,043	469,397	1,234,916	138,107	(1,842,420)	384,043
Noncontrolling interests	—	—	3,054	33,251	—	36,305

Total liabilities and equity	$470,050	$1,503,655	$919,433	$273,284	$(1,842,420)	$1,324,002

Statement of Income for the Year Ended December 31, 2015	ILG	Interval Acquisition Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Total Eliminations	ILG Consolidated

Revenue	$—	$—	$592,010	$105,426	$—	$697,436
Operating expenses	(3,664)	(639)	(479,372)	(85,617)	—	(569,292)
Interest income (expense), net	(1)	(21,821)	1,927	(388)	—	(20,283)
Other income, net(1)	75,566	89,362	15,282	3,793	(180,445)	3,558
Income tax benefit (provision)	1,414	8,664	(46,294)	(4,871)	—	(41,087)
Equity in earnings from unconsolidated entities	—	—	4,916	—	—	4,916

Net income	73,315	75,566	88,469	18,343	(180,445)	75,248
Net loss (income) attributable to noncontrolling interests	—	—	893	(2,826)	—	(1,933)

Net income attributable to common stockholders	$73,315	$75,566	$89,362	$15,517	$(180,445)	$73,315

Statement of Income for the Year Ended December 31, 2014	ILG	Interval Acquisition Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Total Eliminations	ILG Consolidated

Revenue	$—	$—	$508,710	$105,663	$—	$614,373
Operating expenses	(2,733)	(630)	(401,631)	(82,285)	—	(487,279)
Interest income (expense), net	(2)	(7,304)	499	70	—	(6,737)
Other income, net(1)	80,610	85,484	15,741	2,326	(182,149)	2,012
Income tax benefit (provision)	1,055	3,060	(42,709)	(6,457)	—	(45,051)
Equity in earnings from unconsolidated entities	—	—	4,630	—	—	4,630

Net income	78,930	80,610	85,240	19,317	(182,149)	81,948
Net loss (income) attributable to noncontrolling interests	—	—	241	(3,259)	—	(3,018)

Net income attributable to common stockholders	$78,930	$80,610	$85,481	$16,058	$(182,149)	$78,930

Statement of Income for the Year Ended December 31, 2013	ILG	Interval Acquisition Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Total Eliminations	ILG Consolidated

Revenue	$—	$—	$443,296	$57,919	$—	$501,215
Operating expenses	(2,465)	(632)	(322,072)	(43,301)	—	(368,470)
Interest income (expense), net	(1)	(5,853)	(188)	232	—	(5,810)
Other income, net(1)	82,734	86,713	9,503	715	(179,406)	259
Income tax benefit (provision)	949	2,502	(43,826)	(5,037)	—	(45,412)

Net income	81,217	82,730	86,713	10,528	(179,406)	81,782
Net income attributable to noncontrolling interests	—	—	—	(565)	—	(565)

Net income attributable to common stockholders	$81,217	$82,730	$86,713	$9,963	$(179,406)	$81,217

(1)	Includes equity in net income of wholly-owned subsidiaries.

Statement of Cash Flows for the Year Ended December 31, 2015	ILG	Interval Acquisition Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	ILG Consolidated

Cash flows provided by (used in) operating activities	$(2,659)	$(4,655)	$116,257	$33,779	$142,722
Cash flows used in investing activities	—	—	(19,375)	(1,245)	(20,620)
Cash flows provided by (used in) financing activites	2,659	4,655	(99,318)	(10,524)	(102,528)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(6,979)	(6,979)
Cash and cash equivalents at beginning of year			16,851	63,642	80,493

Cash and cash equivalents at end of year	$—	$—	$14,415	$78,673	$93,088

Statement of Cash Flows for the Year Ended December 31, 2014	ILG	Interval Acquisition Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	ILG Consolidated

Cash flows provided by (used in) operating activities	$(2,433)	$(5,684)	$104,702	$14,073	$110,658
Cash flows used in investing activities	—	—	(217,178)	(41,121)	(258,299)
Cash flows provided by financing activites	2,433	5,684	118,527	58,307	184,951
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(5,279)	(5,279)
Cash and cash equivalents at beginning of year	—	—	10,800	37,662	48,462

Cash and cash equivalents at end of year	$—	$—	$16,851	$63,642	$80,493

Statement of Cash Flows for the Year Ended December 31, 2013	ILG	Interval Acquisition Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	ILG Consolidated

Cash flows provided by (used in) operating activities	$(3,409)	$(2,664)	$81,162	$34,775	$109,864
Cash flows used in investing activities	—	—	(43,946)	(90,086)	(134,032)
Cash flows provided by (used in) financing activites	3,409	2,664	(36,624)	3,087	(27,464)
Effect of exchange rate changes on cash and cash equivalents	—	—		(1,068)	(1,068)
Cash and cash equivalents at beginning of year	—	—	10,208	90,954	101,162

Cash and cash equivalents at end of year	$—	$—	$10,800	$37,662	$48,462